Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,579	$ 1,144
Dividend income	437	367
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	129	124
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1	$ 2